Disclosure of detailed information about geographical areas segment reporting explanatory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenue	$ 213,216	$ 62,677
Royalty interests [Member]
Statement [Line Items]
Revenue	74,041	62,677
Stream interests [Member]
Statement [Line Items]
Revenue	19,751	0
Offtake interests [Member]
Statement [Line Items]
Revenue	119,424	0
Canada [Member] | Royalty interests [Member]
Statement [Line Items]
Revenue	72,057	62,677
Canada [Member] | Stream interests [Member]
Statement [Line Items]
Revenue	11,321	0
Canada [Member] | Offtake interests [Member]
Statement [Line Items]
Revenue	86,303	0
Australia [Member] | Offtake interests [Member]
Statement [Line Items]
Revenue	22,475	0
Rest of the world [Member] | Royalty interests [Member]
Statement [Line Items]
Revenue	1,984	0
Rest of the world [Member] | Stream interests [Member]
Statement [Line Items]
Revenue	8,430	0
Rest of the world [Member] | Offtake interests [Member]
Statement [Line Items]
Revenue	$ 10,646	$ 0